Accumulated Other Comprehensive Loss - Reclassification Out of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended											9 Months Ended				12 Months Ended
	Sep. 30, 2018		Dec. 31, 2017	Sep. 30, 2017		Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial loss	$ (202,734)			$ (173,880)								$ (594,605)		$ (500,329)		$ (691,124)	$ (556,009)	$ (742,041)
Settlement loss	(69,022)			(54,828)								(194,568)		(162,359)		(219,517)	(205,409)	(245,723)
Income (loss) before income taxes	33,218			26,926								96,608		74,277		89,284	(18,834)	77,265
Tax benefit	(7,723)			(8,241)								(24,324)		(22,973)		22,284	8,043	(24,131)
Net income	25,263		$ 60,194	18,421		$ 18,754	$ 13,269	$ 3,769	$ (2,503)	$ (10,872)	$ (3,036)	71,989		50,444		110,638	(12,642)	51,698
Pension and other post-retirement benefit plans:
Net of tax	(439)	[1]		(67)	[1]							(704)	[1]	(199)	[1]	(2,856)	(112)	269
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial loss	116			100								243		299
Settlement loss	484											484
Income (loss) before income taxes	600			100								727		299
Tax benefit	(161)			(35)								(192)		(102)
Net income	$ 439			$ 65								$ 535		$ 197
Pension and other post-retirement benefit plans:
Amortization of actuarial losses and net transition obligation																397	362	340
Amortization of prior service costs																2	2	2
Total before tax																399	364	342
Tax benefit																(141)	(129)	(120)
Net of tax																$ 258	$ 235	$ 222

[1]	Net of income tax (expense) benefit of $161 and $35 for the three months ended September 30, 2018 and 2017, respectively, and $123 and $102 for the nine months ended September 30, 2018 and 2017, respectively.